Other (income) and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
InterestInOtherEntitiesAbstract [Abstract]
Shares received on recognition of contingent asset	$ 0	$ (18,588)
Revaluation of contingent consideration	(580)	0
Costs related to exit of non-core business	0	5,142
Non-recurring regulatory, professional fees and other	0	3,982
Other gains (losses)	$ (580)	$ (9,464)